     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

     FORM N-Q

     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

     Investment Company Act file number: 811-08767
______________________________________________

     UBS Money Series
______________________________________________________________________________
(Exact name of registrant as specified in charter)

     1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

     Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

     Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

     Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

UBS Cash Reserves Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—20.90%

Federal Home Loan Bank
0.270%, due 03/30/11(1)	3,500,000	3,500,000
0.280%, due 04/12/11(1)	3,000,000	3,000,000
0.500%, due 05/17/11(2)	2,000,000	1,997,083
0.580%, due 05/27/11	2,000,000	2,000,000
Federal Home Loan Mortgage Corp.*
0.210%, due 02/08/11(2)	2,000,000	1,999,918
0.200%, due 05/18/11(2)	5,000,000	4,997,056
0.220%, due 06/20/11(2)	6,000,000	5,994,903
0.230%, due 08/23/11(2)	3,000,000	2,996,109
Federal National Mortgage Association*
0.150%, due 03/01/11(2)	5,000,000	4,999,417
0.410%, due 07/06/11(2)	5,000,000	4,991,174
US Treasury Bills
0.125%, due 02/17/11(2)	3,000,000	2,999,833
0.190%, due 05/26/11(2)	3,000,000	2,998,195
0.291%, due 07/28/11(2)	3,000,000	2,995,708
US Treasury Notes
0.875%, due 04/30/11	5,000,000	5,005,390
4.875%, due 04/30/11	2,000,000	2,022,134
0.875%, due 05/31/11	3,000,000	3,006,890
4.875%, due 05/31/11	5,000,000	5,075,432

Total US government and agency obligations (cost—$60,579,242)		60,579,242

Bank note—1.04%

Banking-US—1.04%
Bank of America N.A.
0.240%, due 03/02/11 (cost—$3,000,000)	3,000,000	3,000,000

Certificates of deposit—13.20%

Banking-non-US—13.20%
Abbey National Treasury Services PLC
0.453%, due 04/18/11(1)	3,000,000	3,000,000
Bank of Nova Scotia
0.240%, due 02/01/11(1)	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.280%, due 02/10/11	3,000,000	3,000,000
BNP Paribas SA
0.453%, due 04/15/11(1)	1,000,000	1,000,000
Credit Agricole CIB
0.290%, due 04/01/11	3,000,000	3,000,000
Lloyds TSB Bank PLC
0.503%, due 04/19/11(1)	3,000,000	3,000,000
Mizuho Corporate Bank Ltd.
0.270%, due 02/22/11	3,000,000	3,000,000
National Australia Bank Ltd.
0.321%, due 02/10/11(1)	500,000	500,000
0.323%, due 04/19/11(1)	500,000	499,926
National Bank of Canada
0.270%, due 04/12/11	3,000,000	3,000,000
Natixis
0.370%, due 02/01/11(1)	2,500,000	2,500,000
Nordea Bank Finland
0.280%, due 03/17/11	2,000,000	2,000,000

UBS Cash Reserves Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Royal Bank of Canada
0.350%, due 02/01/11(1)	1,250,000	1,250,000
Royal Bank of Scotland PLC
0.453%, due 04/25/11(1)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp.
0.300%, due 03/14/11	3,000,000	3,000,000
0.300%, due 04/26/11	3,000,000	3,000,000
Westpac Banking Corp.
0.360%, due 02/01/11(1)	1,000,000	1,000,000

Total certificates of deposit (cost—$38,249,926)		38,249,926

Commercial paper(2)—35.91%

Asset backed-banking—2.07%
Atlantis One Funding
0.270%, due 04/29/11	3,000,000	2,998,042
0.350%, due 05/27/11	3,000,000	2,996,646

		5,994,688

Asset backed-miscellaneous—13.96%
Atlantic Asset Securitization LLC
0.280%, due 03/04/11	3,000,000	2,999,277
Bryant Park Funding LLC
0.240%, due 02/15/11	5,000,000	4,999,533
Chariot Funding LLC
0.230%, due 02/25/11	5,000,000	4,999,233
Fairway Finance Co. LLC
0.230%, due 02/01/11	5,000,000	5,000,000
Liberty Street Funding LLC
0.240%, due 02/15/11	3,000,000	2,999,720
Market Street Funding LLC
0.290%, due 03/16/11	2,500,000	2,499,134
0.270%, due 04/05/11	3,000,000	2,998,583
Regency Markets No.1 LLC
0.250%, due 02/11/11	5,000,000	4,999,653
Salisbury Receivables Co. LLC
0.240%, due 02/25/11	3,000,000	2,999,520
Thunderbay Funding
0.270%, due 02/22/11	3,000,000	2,999,528
Windmill Funding Corp.
0.240%, due 02/02/11	2,955,000	2,954,980

		40,449,161

Asset backed-security—0.69%
Grampian Funding LLC
0.320%, due 03/09/11	2,000,000	1,999,360

Banking-non-US—5.60%
ANZ National International Ltd.
0.330%, due 05/09/11	2,000,000	1,998,222
Commonwealth Bank of Australia
0.341%, due 02/07/11(1),(3)	1,000,000	999,930
0.260%, due 02/22/11	3,000,000	2,999,545

UBS Cash Reserves Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper(2)—(concluded)

Banking-non-US—(concluded)
Credit Suisse First Boston
0.260%, due 02/18/11	3,000,000	2,999,632
Dnb NOR ASA
0.250%, due 05/02/11	5,000,000	4,996,875
Westpac Securitization NZ Ltd.
0.350%, due 02/01/11(1),(3)	2,250,000	2,250,000

		16,244,204

Banking-US—11.87%
Barclays U.S. Funding Corp.
0.290%, due 02/01/11	3,000,000	3,000,000
BNP Paribas Finance
0.540%, due 02/04/11	2,500,000	2,499,888
0.330%, due 04/25/11	3,000,000	2,997,718
Danske Corp.
0.290%, due 02/22/11	6,000,000	5,998,985
Deutsche Bank Financial LLC
0.300%, due 04/18/11	3,000,000	2,998,100
0.340%, due 05/18/11	2,400,000	2,397,597
ING (US) Funding LLC
0.560%, due 02/11/11	2,500,000	2,499,611
0.300%, due 02/25/11	2,500,000	2,499,500
Natixis US Finance Co. LLC
0.315%, due 02/07/11	2,000,000	1,999,895
Nordea N.A., Inc.
0.275%, due 02/10/11	3,000,000	2,999,794
Societe Generale N.A., Inc.
0.360%, due 04/01/11	2,000,000	1,998,820
0.410%, due 04/07/11	2,500,000	2,498,149

		34,388,057

Finance-captive automotive—1.72%
Toyota Motor Credit Corp.
0.320%, due 03/24/11	5,000,000	4,997,733

Total commercial paper (cost—$104,073,203)		104,073,203

Short-term corporate obligations—3.79%

Automotive OEM—1.38%
American Honda Finance Corp.
0.291%, due 02/04/11(1),(3)	4,000,000	4,000,107

Supranationals—2.41%
European Investment Bank
0.400%, due 03/25/11(2)	2,000,000	1,998,844
International Bank for Reconstruction & Development
0.190%, due 03/14/11(2)	5,000,000	4,998,918

		6,997,762

Total short-term corporate obligations (cost—$10,997,869)		10,997,869

UBS Cash Reserves Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—25.17%

Repurchase agreement dated 01/31/11 with Barclays Bank PLC, 0.210% due 02/01/11, collateralized by $30,476,000 Federal Home Loan Mortgage Corp. obligations, 0.750% due 12/28/12; (value—$30,600,647); proceeds: $30,000,175	30,000,000	30,000,000

Repurchase agreement dated 01/31/11 with Deutsche Bank Securities, 0.210% due 02/01/11, collateralized by $39,867,000 Federal Home Loan Mortgage Corp. obligations, 3.750% due 06/28/13; (value—$42,840,979); proceeds: $42,000,245	42,000,000	42,000,000

Repurchase agreement dated 01/31/11 with State Street Bank & Trust Co., 0.010% due 02/01/11, collateralized by $951,283 US Treasury Notes, 2.000% due 01/31/16; (value—$952,472); proceeds: $933,000	933,000	933,000

Total repurchase agreements (cost—$72,933,000)		72,933,000

Total investments (cost—$289,833,240 which approximates cost for federal income tax purposes)(4)—100.01%		289,833,240

Liabilities in excess of other assets—(0.01)%		(16,255)

Net assets (applicable to 289,840,475 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		289,816,985

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

(2)	Rates shown are the discount rates at date of purchase.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.50% of net assets as of January 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

UBS Cash Reserves Fund
Schedule of investments – January 31, 2011 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	60,579,242	—	60,579,242

Bank note	—	3,000,000	—	3,000,000

Certificates of deposit	—	38,249,926	—	38,249,926

Commercial paper	—	104,073,203	—	104,073,203

Short-term corporate obligations	—	10,997,869	—	10,997,869

Repurchase agreements	—	72,933,000	—	72,933,000

Total	—	289,833,240	—	289,833,240

At January 31, 2011 there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin
Percentage of total investments (%)

United States	78.9

Japan	5.9

United Kingdom	2.9

Australia	2.8

Canada	2.5

France	2.2

Norway	1.7

Switzerland	1.0

Finland	0.7

Luxembourg	0.7

New Zealand	0.7

Total	100.0

Weighted average maturity—43 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2010.

UBS Liquid Assets Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—26.35%

Federal Farm Credit Bank
0.230%, due 11/08/11(1)	10,000,000	9,982,111
Federal Home Loan Bank
0.370%, due 02/22/11(1)	25,000,000	24,994,604
0.210%, due 03/14/11	26,500,000	26,499,362
0.300%, due 03/15/11(2)	20,000,000	20,000,000
0.270%, due 03/30/11(2)	29,500,000	29,500,000
0.280%, due 04/12/11(2)	21,000,000	21,000,000
0.440%, due 04/19/11(1)	20,000,000	19,981,178
0.200%, due 05/13/11(1)	10,000,000	9,994,389
0.500%, due 05/17/11(1)	14,000,000	13,979,583
0.580%, due 05/27/11	14,000,000	14,000,000
Federal Home Loan Mortgage Corp.*
0.210%, due 02/14/11(1)	25,000,000	24,998,104
0.230%, due 04/05/11(1)	15,000,000	14,993,962
0.225%, due 04/19/11(1)	10,000,000	9,995,188
0.330%, due 05/02/11(1)	26,000,000	25,978,550
0.300%, due 05/16/11(1)	25,000,000	24,978,333
0.230%, due 08/23/11(1)	36,000,000	35,953,310
0.220%, due 11/01/11(1)	25,000,000	24,958,292
Federal National Mortgage Association*
0.350%, due 04/26/11(1)	26,000,000	25,978,767
0.410%, due 07/06/11(1)	25,000,000	24,955,868
US Treasury Bills
0.125%, due 02/17/11(1)	40,000,000	39,997,778
0.186%, due 02/24/11(1)	30,000,000	29,996,435
0.135%, due 03/24/11(1)	45,000,000	44,991,394
0.190%, due 05/26/11(1)	22,000,000	21,986,763
0.295%, due 07/28/11(1)	25,000,000	24,963,740
US Treasury Notes
4.875%, due 04/30/11	17,000,000	17,188,143
0.875%, due 05/31/11	20,000,000	20,045,930

Total US government and agency obligations (cost—$601,891,784)		601,891,784

Bank note—1.75%

Banking-US—1.75%
Bank of America, N.A.
0.240%, due 03/02/11 (cost—$40,000,000)	40,000,000	40,000,000

Certificates of deposit—15.72%

Banking-non-US—15.72%
Abbey National Treasury Services PLC
0.453%, due 04/18/11(2)	24,000,000	24,000,000
Bank of Montreal
0.230%, due 03/01/11	20,000,000	20,000,000
Bank of Nova Scotia
0.280%, due 02/01/11(2)	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.280%, due 02/03/11	10,000,000	10,000,000
0.280%, due 02/10/11	25,000,000	25,000,000
0.300%, due 04/13/11	15,000,000	15,000,000
BNP Paribas SA
0.453%, due 04/15/11(2)	11,000,000	11,000,000
Canadian Imperial Bank of Commerce
0.250%, due 04/20/11	10,000,000	10,000,000

UBS Liquid Assets Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Credit Agricole CIB
0.290%, due 04/01/11	15,000,000	15,000,000
Lloyds TSB Bank PLC
0.503%, due 04/19/11(2)	24,000,000	24,000,000
Mizuho Corporate Bank Ltd.
0.270%, due 02/22/11	25,000,000	25,000,000
National Australia Bank Ltd.
0.321%, due 02/10/11(2)	5,000,000	5,000,000
0.323%, due 04/19/11(2)	5,000,000	4,999,261
National Bank of Canada
0.270%, due 04/12/11	25,000,000	25,000,000
Nordea Bank Finland
0.250%, due 02/02/11	22,000,000	22,000,000
0.280%, due 03/17/11	20,000,000	20,000,000
Rabobank Nederland NV
0.341%, due 02/18/11(2)	8,000,000	8,000,000
0.270%, due 03/09/11	20,000,000	20,000,000
Royal Bank of Canada
0.350%, due 02/01/11(2)	10,000,000	10,000,000
Royal Bank of Scotland PLC
0.453%, due 04/25/11(2)	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp.
0.300%, due 03/14/11	20,000,000	20,000,000
Westpac Banking Corp.
0.360%, due 02/01/11(2)	11,000,000	11,000,000

Total certificates of deposit (cost—$358,999,261)		358,999,261

Commercial paper(1)—41.45%

Asset backed-banking—1.75%
Atlantis One Funding
0.260%, due 02/03/11	15,000,000	14,999,783
0.270%, due 04/29/11	25,000,000	24,983,688

		39,983,471

Asset backed-miscellaneous—12.87%
Amsterdam Funding Corp.
0.240%, due 02/10/11	25,000,000	24,998,500
Chariot Funding LLC
0.230%, due 02/04/11	25,000,000	24,999,521
Fairway Finance Co. LLC
0.250%, due 02/14/11	15,000,000	14,998,646
Falcon Asset Securitization Corp.
0.230%, due 02/16/11	22,000,000	21,997,892
0.230%, due 03/01/11	24,000,000	23,995,706
Liberty Street Funding LLC
0.240%, due 02/01/11	12,000,000	12,000,000
Market Street Funding LLC
0.270%, due 05/10/11	6,000,000	5,995,590
Old Line Funding Corp.
0.270%, due 03/21/11	20,000,000	19,992,800
Regency Markets No. 1 LLC
0.260%, due 02/15/11	25,000,000	24,997,472

UBS Liquid Assets Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper(1)—(continued)

Asset backed-miscellaneous—(concluded)
Sheffield Receivables Corp.
0.270%, due 03/04/11	30,000,000	29,993,025
Thames Asset Global Securitization No. 1
0.240%, due 02/14/11	25,000,000	24,997,833
Thunderbay Funding
0.270%, due 02/07/11	20,000,000	19,999,100
0.270%, due 04/06/11	20,000,000	19,990,400
Windmill Funding Corp.
0.240%, due 02/09/11	25,000,000	24,998,667

		293,955,152

Asset backed-securities—1.44%
Grampian Funding LLC
0.290%, due 03/22/11	17,000,000	16,993,289
0.320%, due 05/03/11	16,000,000	15,987,058

		32,980,347

Banking-non-US—5.92%
ANZ National International Ltd.
0.330%, due 05/09/11	10,000,000	9,991,108
Commonwealth Bank of Australia
0.341%, due 02/07/11(2),(3)	10,000,000	9,999,306
Dnb NOR ASA
0.290%, due 04/06/11	22,000,000	21,988,658
Eksportfinans
0.200%, due 02/03/11	55,200,000	55,199,387
Sumitomo Mitsui Banking Corp.
0.240%, due 02/03/11	20,000,000	19,999,733
Westpac Securities NZ Ltd.
0.350%, due 02/01/11(2),(3)	18,000,000	18,000,000

		135,178,192

Banking-US—16.01%
Barclays US Funding Corp.
0.290%, due 02/01/11	23,000,000	23,000,000
0.280%, due 02/07/11	20,000,000	19,999,067
BNP Paribas Finance
0.540%, due 02/04/11	19,000,000	18,999,145
0.330%, due 04/25/11	20,000,000	19,984,783
Danske Corp.
0.290%, due 02/22/11	20,000,000	19,996,617
Deutsche Bank Financial LLC
0.190%, due 02/03/11	15,000,000	14,999,842
0.300%, due 04/18/11	30,000,000	29,981,000
0.340%, due 05/18/11	19,900,000	19,880,078
ING (US) Funding LLC
0.240%, due 02/07/11	15,000,000	14,999,400
0.560%, due 02/11/11	19,000,000	18,997,044
0.280%, due 04/25/11	20,000,000	19,987,089
Natixis US Finance Co. LLC
0.230%, due 02/07/11	20,000,000	19,999,233
0.420%, due 04/01/11	45,000,000	44,969,025
Nordea N.A., Inc.
0.280%, due 03/29/11	15,000,000	14,993,467

UBS Liquid Assets Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper(1)—(concluded)

Banking-US—(concluded)
Societe Generale N.A., Inc.
0.170%, due 02/01/11	45,000,000	45,000,000
0.410%, due 04/07/11	20,000,000	19,985,194

		365,770,984

Finance-captive automotive—2.76%
Toyota Motor Credit Corp.
0.250%, due 02/16/11	25,000,000	24,997,396
0.340%, due 02/24/11	23,000,000	22,995,004
0.320%, due 03/03/11	15,000,000	14,996,000

		62,988,400

Retail-discount—0.70%
Wal-Mart Stores, Inc.
0.200%, due 02/28/11	16,000,000	15,997,600

Total commercial paper (cost—$946,854,146)		946,854,146

Short-term corporate obligations—2.23%

Automotive OEM—1.36%
American Honda Finance Corp.
0.291%, due 02/04/11(2),(3)	31,000,000	31,000,830

Supranational—0.87%
European Investment Bank
0.400%, due 03/25/11(1)	20,000,000	19,988,444

Total short-term corporate obligations (cost—$50,989,274)		50,989,274

Repurchase agreements—12.49%

Repurchase agreement dated 01/31/11 with Barclays Bank PLC, 0.210% due 02/01/11, collateralized by $37,971,000 Federal Home Loan Mortgage Corp. obligations, 0.170% due 01/25/12 and $89,560,000 Federal National Mortgage Association obligations, 0.280% due 08/23/12; (value—$127,500,223); proceeds: $125,000,729	125,000,000	125,000,000

Repurchase agreement dated 01/31/11 with Deutsche Bank Securities, 0.210% due 02/01/11, collateralized by $145,843,000 Federal Home Loan Mortgage Corp. obligations, 4.750% due 01/19/16; (value—$163,200,262); proceeds: $160,000,933	160,000,000	160,000,000

Repurchase agreement dated 01/31/11 with State Street Bank & Trust Co., 0.010%, due 02/01/11, collateralized by $303,840 US Treasury Notes, 0.200% due 01/31/16; (value—$304,219); proceeds: $298,000	298,000	298,000

Total repurchase agreements (cost—$285,298,000)		285,298,000

Total investments (cost—$2,284,032,465 which approximates cost for federal income tax purposes)(4)—99.99%		2,284,032,465

Other assets in excess of liabilities—0.01%		282,604

Net assets (applicable to 2,284,317,328 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		2,284,315,069

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Rates shown are the discount rates at date of purchase.

(2)	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2011 and changes periodically. The maturity date reflects earlier of reset dates or stated maturity date.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.58% of net assets as of January 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(4)	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

UBS Liquid Assets Fund
Schedule of investments – January 31, 2011 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)

US government and agency obligations	—	601,891,784	—	601,891,784

Bank note	—	40,000,000	—	40,000,000

Certificates of deposit	—	358,999,261	—	358,999,261

Commercial paper	—	946,854,146	—	946,854,146

Short-term corporate obligations	—	50,989,274	—	50,989,274

Repurchase agreements	—	285,298,000	—	285,298,000

Total	—	2,284,032,465	—	2,284,032,465

At January 31, 2011 there were no transfers between Level 1 and Level 2.

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	74.7

Japan	7.8

Norway	3.4

Canada	3.3

United Kingdom	3.2

Australia	2.1

Finland	1.8

Netherlands	1.7

France	1.1

Luxembourg	0.9

Total	100.0

Weighted average maturity—46 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2010.

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Institutional Fund as of 1/31/11 were $8,133,546,359.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Institutional Fund as of 1/31/11 were $3,665,584,279.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Institutional Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Institutional Fund as of 1/31/11 were $1,080,870,827.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Preferred Fund as of 1/31/11 were $14,451,780,896.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Preferred Fund as of 1/31/11 were $2,848,476,571.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Preferred Fund as of 1/31/11 were $477,803,749.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The net assets of UBS Select Prime Investor Fund as of 1/31/11 were $482,668,176.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The net assets of UBS Select Treasury Investor Fund as of 1/31/11 were $127,057,643.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The net assets of UBS Select Tax-Free Investor Fund as of 1/31/11 were $51,790,913.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2011